Fair Value Measurements - Summary of Changes in Fair Value of Stock Purchase Warrant (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Summary of Derivative Instruments [Abstract]
Fair value at the beginning of the period	$ 4,657
Fair value on issuance	0	$ 3,420
Unrealized gain included in earnings	507	1,237
Fair value at the end of the period	$ 5,164	$ 4,657